United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.):	[] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Steginsky Capital LLC
Address:	47 Hulfish Street
		Princeton NJ  08542

13F File Number:	   028-05811

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Andrew Steginsky
Title:		Manager
Phone:		609 252-9980
Signature, Place, and Date of Signing:

	Andrew Steginsky	Princeton, NJ	February 2, 2006

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	December 31, 2005

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	12

Form 13F Information Table Value Total:	$111415
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER INTL GROUP INC            Common           026874107      570     8347 SH       SOLE                     8347
CINTAS                         Common           172908105    15640   380261 SH       SOLE                   247128
COSTCO WHSL CORP NEW           Common           22160K105     3587    72513 SH       SOLE                    51129
FASTENAL CO                    Common           311900104     1596    40793 SH       SOLE                    29732
GOLDEN WEST FINL CORP DEL      Common           381317106    11170   169242 SH       SOLE                   117370
ILLINOIS TOOL WORKS            Common           452308109     8099    92044 SH       SOLE                    65541
INTEL CORP                     Common           458140100    17632   706407 SH       SOLE                   491869
K SWISS INC CLASS A            Common           482686102     5111   157547 SH       SOLE                   108378
NEWS CORP CL A                 Common           652487802    17443  1121737 SH       SOLE                   795207
NEWS CORP CL B                 Common           652487703     2214   133270 SH       SOLE                    83070
PROGRESSIVE CORP    OHIO       Common           743315103    22275   190741 SH       SOLE                   135932
WILEY JOHN & SONS   INC CL A C Common           968223206     6079   155709 SH       SOLE                   106468